SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share Incentive Plan

In December 2015, the Board of Directors of the Company approved and adopted the 2015 Share Incentive Plan (“the 2015 Plan”) for the granting of share options and restricted share units to employees, directors and consultants to reward them for services to the Group. Under the 2015 Plan, the maximum aggregate number of shares that may be issued is 8,000,000 Class A Ordinary Shares. The share options and restricted share units expire 10 years from the date of grant.

In November 2024, the Board of Directors of the Company approved and adopted the 2024 Share Incentive Plan (“the 2024 Plan”) for the granting of share options and restricted share units to employees, directors and consultants to reward them for services to the Group. Under the 2024 Plan, the maximum aggregate number of Class A ordinary shares that may be issued pursuant to the awards is initially 10,669,486, plus an annual increase on the first calendar day of each fiscal year of the Company during the term of the plan commencing with the fiscal year beginning January 1, 2025, by the lower of (i) an amount equal to 1% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by the board of directors. The share options expire 10 years from the date of grant.

Share Options

Share options granted to an employee under the 2015 Plan are generally subject to a four-year service schedule, under which 25% of the options vest on the first anniversary of the vesting commencement date, and an additional 25% of the option vest on each anniversary of the vesting commencement date thereafter. The option holders can only exercise their vested options upon the occurrence of an initial public offering. If an employee leaves the Company before the IPO, both the vested and unvested options will be forfeited. 1,666,781 share options were granted in 2016 through 2018, no options can be exercised until the Company completes an initial public offering.

Since the exercisability is dependent upon the completion of an initial public offering of the Company, no compensation expense relating to the options was recorded for the year ended December 31, 2023. Upon the completion of IPO, the Company immediately recognized share-based compensation expenses of RMB47,187 of share options vested cumulatively.

In November 2024 and March 2025, the Group granted 1,965,500 and 90,000 share options to certain employees under the 2024 Plan, respectively. These share options granted are required to render service to the Group in accordance with a service schedule stipulated in the relevant award agreement. The weight average grant date fair value per option granted in November 2024 and March 2025 was US$2.01 and US$2.68, respectively.

The following table sets forth the share options activity for the years ended December 31, 2024 and 2025:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Years	Value
		US$		US$
Outstanding as of January 1, 2024	2,404,681	0.79	2.98	7,671
Granted in 2024	1,965,500	1.92
Forfeited in 2024	(8,800)	1.74
Outstanding as of December 31, 2024	4,361,381	1.30	5.59	6,407
Granted in 2025	90,000	2.03
Exercised in 2025	(385,092)	0.33
Forfeited in 2025	(20,000)	2.03
Expired in 2025	(245,500)	1.24
Outstanding as of December 31, 2025	3,800,789	1.42	5.66	871
Vested or expected to be vested as of December 31, 2025	3,800,789	1.42	5.66	871
Exercisable as of December 31, 2025	2,795,789	1.25	4.46	791

The Company did not grant any share options in 2023. The fair value of the options granted in 2024 is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

Year Ended December 31, 2024

Risk-free rate of return (per annum)	4.58%
Volatility	100.09%
Expected dividend yield	0%
Exercise multiple	2.2~2.8
Fair value of underlying ordinary share	2.77
Expected term	10 years

The fair value of the options granted in 2025 is estimated on the date of grant using the Black-Scholes option pricing model with the following key assumptions used:

Year Ended December 31, 2025

Risk-free rate of return (per annum)	4.58%
Volatility	90.17%
Expected dividend yield	0%
Fair value of underlying ordinary share	2.98
Expected term	10 years

The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected volatility was estimated based on the historical volatility of the Company’s share price. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future.

For the years ended December 2023, 2024 and 2025, the Group recognized share-based compensation expenses related to share options of nil, RMB60,530 and RMB1,889, respectively. The total fair value of share options vested during the years ended December 31, 2023, 2024 and 2025 was nil, RMB60,528 and RMB1,172, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 was nil, nil and RMB1,350, respectively.

As of December 31, 2025, there was RMB14,372 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 1.4 years.

Class A restricted share units

On June 14, 2021, the Company granted 5,281,000 Class A restricted share units to the Company’s employees and 18,000 Class A restricted share units to directors pursuant to the 2015 Plan at par value of US$0.0001 per share.

The 5,281,000 Class A restricted share units granted to employees will vest in accordance with the following schedule: 50% of the unvested restricted share units shall vest upon IPO date. 50% of the Class A restricted share units shall vest in eight equal installments quarterly from the IPO date over the two years since the IPO date.

The 18,000 Class A restricted share units granted to directors shall vest in four equal quarterly installments from the Company’s IPO date. The first installment shall vest upon IPO date.

The Class A restricted share units under the 2015 Plan can only vest upon the occurrence of an IPO. If a Class A restricted share units holder leaves the Company before the IPO, both the vested and unvested Class A restricted share units will be forfeited. The Group did not recognize any share-based compensation expense on the Class A restricted share units for the years ended December 31, 2022 and 2023 since the IPO performance condition is deemed to be not probable. Upon the completion of IPO, the Company immediately recognized share-based compensation expenses of RMB74,613 of Class A restricted share units vested cumulatively.

In November 2024 and April 2025, the Company granted 72,000 and 1,000,000 Class A restricted share units to its directors and employees under the 2024 Plan, which are subject to a four-year and two-year service schedule. The fair value of the Class A restricted share units was determined by the closing price of shares on the grant date.

The following table sets forth the Class A restricted share units activity for the years ended December 31, 2024 and 2025:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
		US$
Outstanding as of January 1, 2024	5,299,000	3.96
Granted in 2024	72,000	2.38
Vested in 2024	(2,645,000)	3.96
Outstanding as of December 31, 2024	2,726,000	3.94
Granted in 2025	1,000,000	0.74
Vested in 2025	(1,351,750)	3.94
Outstanding as of December 31, 2025	2,374,250	2.57

For the years ended December 2023, 2024 and 2025, the Group recognized share-based compensation expenses related to Class A restricted share units of nil, RMB99,497 and RMB44,541, respectively. The total fair value of the restricted shares vested during the years ended December 31, 2023, 2024 and 2025 was nil, RMB113,081 and RMB14,139, respectively.

As of December 31, 2025, there was RMB12,124 of unrecognized compensation cost related to Class A restricted share units that are expected to be recognized over a weighted-average vesting period of 1.0 years.

Total share-based compensation expenses of share options and Class A restricted share units were allocated to the following expense items:

	Year Ended December 31,
	2024	2025
	RMB	RMB

Cost of revenue	7,711	—
Selling and marketing expenses	40,445	11,457
General and administrative expenses	49,084	15,032
Research and development expenses	62,787	19,941
Total	160,027	46,430